Earnings (Loss) Per Share - Schedule of Anti-Dilutive Elements (Details) - Social Finance, Inc. - shares	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Redeemable preferred stock exchangeable for common stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)		253,225,941	215,580,230	253,225,941	215,580,230	199,355,696
Redeemable preferred stock warrants exchangeable for common stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)		6,983,585	6,983,585	6,983,585	6,983,585	0
Contingent common stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	735,100	919,085	0	183,985	0	0
Contingent common stock | 8 Limited
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)		183,985
Common stock options
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)		16,174,520	17,400,048	17,183,828	17,640,539	22,822,810
Unvested RSUs
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)		26,831,732	18,156,174	25,591,913	14,512,888	10,910,000